UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Vincent P. Corti
American Mutual Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio

July 31, 2012
unaudited

Common stocks — 86.61%	Shares	Value (000)

ENERGY — 7.82%
Apache Corp.	873,400	$75,217
Baker Hughes Inc.	1,385,000	64,153
BP PLC (ADR)	3,360,000	134,064
Chevron Corp.	3,623,911	397,108
ConocoPhillips	1,447,900	78,824
Devon Energy Corp.	1,925,000	113,806
EnCana Corp.	5,136,700	114,292
EOG Resources, Inc.	1,125,000	110,261
Marathon Oil Corp.	2,000,000	52,940
Nexen Inc.	1,330,000	33,782
Royal Dutch Shell PLC, Class A (ADR)	3,046,700	207,785
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	82,697
Schlumberger Ltd.	2,545,400	181,385
Spectra Energy Corp	2,430,500	74,592
		1,720,906

MATERIALS — 4.23%
Air Products and Chemicals, Inc.	1,175,000	94,505
CRH PLC (ADR)	1,089,059	19,908
Dow Chemical Co.	13,196,400	379,792
E.I. du Pont de Nemours and Co.	690,000	34,293
International Flavors & Fragrances Inc.	510,000	28,428
MeadWestvaco Corp.	5,749,864	163,296
Praxair, Inc.	2,019,324	209,525
		929,747

INDUSTRIALS — 13.78%
3M Co.	1,825,000	166,495
CSX Corp.	11,869,000	272,275
Eaton Corp.	800,000	35,072
Emerson Electric Co.	6,225,000	297,368
General Dynamics Corp.	2,051,000	130,115
General Electric Co.	11,750,000	243,812
Illinois Tool Works Inc.	850,000	46,189
Lockheed Martin Corp.	1,845,000	164,703
Masco Corp.	1,900,000	22,857
Norfolk Southern Corp.	1,726,000	127,810
Pentair, Inc.	1,000,000	43,830
Pitney Bowes Inc.	1,002,300	13,391
Precision Castparts Corp.	314,000	48,846
Republic Services, Inc.	5,550,000	160,562
Rockwell Automation	1,635,000	110,134
Siemens AG (ADR)	125,000	10,586
Southwest Airlines Co.	4,450,000	40,896
Union Pacific Corp.	1,279,300	156,855
United Parcel Service, Inc., Class B	4,817,300	364,236
United Technologies Corp.	4,620,100	343,920
Waste Management, Inc.	6,745,000	232,028
		3,031,980

CONSUMER DISCRETIONARY — 13.75%
Carnival Corp., units	2,895,000	96,346
Comcast Corp., Class A	10,951,400	356,468
Comcast Corp., Class A, special nonvoting shares	1,500,000	47,895
Darden Restaurants, Inc.	5,599,000	286,557
Garmin Ltd.	6,088,938	235,094
Harley-Davidson, Inc.	1,830,000	79,111
Home Depot, Inc.	12,050,000	628,769
Johnson Controls, Inc.	2,662,580	65,632
Kohl’s Corp.	700,000	34,804
Mattel, Inc.	9,075,000	319,168
McDonald’s Corp.	700,000	62,552
McGraw-Hill Companies, Inc.	321,643	15,104
News Corp., Class A	3,850,000	88,627
Nordstrom, Inc.	500,000	27,070
Time Warner Cable Inc.	4,163,937	353,643
Time Warner Inc.	5,114,333	200,073
YUM! Brands, Inc.	1,980,000	128,383
		3,025,296

CONSUMER STAPLES — 4.91%
Avon Products, Inc.	300,000	4,647
Coca-Cola Co.	850,000	68,680
Colgate-Palmolive Co.	565,000	60,658
ConAgra Foods, Inc.	950,000	23,456
General Mills, Inc.	1,500,000	58,050
H.J. Heinz Co.	26,201	1,447
Hillshire Brands Co.	300,000	7,683
Kellogg Co.	900,000	42,930
Kimberly-Clark Corp.	2,140,000	185,987
Kraft Foods Inc., Class A	11,489,300	456,240
PepsiCo, Inc.	2,336,800	169,955
		1,079,733

HEALTH CARE — 11.36%
Abbott Laboratories	11,845,000	785,442
Amgen Inc.	7,150,748	590,652
Bristol-Myers Squibb Co.	5,066,250	180,359
Cardinal Health, Inc.	1,305,000	56,232
Eli Lilly and Co.	800,000	35,224
Johnson & Johnson	1,100,000	76,142
Medtronic, Inc.	1,998,250	78,771
Merck & Co., Inc.	6,118,302	270,245
Novartis AG (ADR)	3,014,000	176,681
Pfizer Inc	6,920,000	166,357
Stryker Corp.	1,610,000	83,768
		2,499,873

FINANCIALS — 6.21%
Aon PLC, Class A	1,510,000	74,292
Arthur J. Gallagher & Co.	4,149,148	147,212
Bank of New York Mellon Corp.	3,141,400	66,849
Bank of Nova Scotia	1,750,000	91,332
Comerica Inc.	411,400	12,428
Hudson City Bancorp, Inc.	9,846,000	62,522
JPMorgan Chase & Co.	2,990,000	107,640
Marsh & McLennan Companies, Inc.	2,224,423	73,873
NYSE Euronext	5,731,505	146,039
Old Republic International Corp.	6,200,000	49,972
Royal Bank of Canada	2,051,500	104,893
State Street Corp.	2,171,200	87,673
Toronto-Dominion Bank	704,000	55,320
U.S. Bancorp	2,015,000	67,503
Wells Fargo & Co.	2,385,000	80,637
Willis Group Holdings PLC	3,725,419	137,766
		1,365,951

INFORMATION TECHNOLOGY — 8.41%
Adobe Systems Inc.1	820,000	25,322
Analog Devices, Inc.	1,622,500	63,407
Automatic Data Processing, Inc.	2,000,000	113,100
Google Inc., Class A1	43,900	27,787
Hewlett-Packard Co.	1,420,000	25,901
Intel Corp.	4,200,000	107,940
International Business Machines Corp.	550,000	107,789
KLA-Tencor Corp.	1,322,000	67,303
Linear Technology Corp.	2,900,000	93,525
Maxim Integrated Products, Inc.	7,950,000	216,479
Microchip Technology Inc.1	1,500,000	50,070
Microsoft Corp.	15,391,598	453,590
Nokia Corp. (ADR)	500,000	1,205
Oracle Corp.	6,087,000	183,827
Paychex, Inc.	1,000,000	32,690
Texas Instruments Inc.	9,465,000	257,827
Xilinx, Inc.	688,400	22,304
		1,850,066

TELECOMMUNICATION SERVICES — 5.88%
AT&T Inc.	14,253,700	540,500
BCE Inc.	1,000,000	42,540
Verizon Communications Inc.	15,743,900	710,680
		1,293,720

UTILITIES — 7.82%
Ameren Corp.	1,660,000	56,789
American Electric Power Co., Inc.	1,435,000	60,614
Dominion Resources, Inc.	3,000,000	162,930
DTE Energy Co.	750,000	46,028
Duke Energy Corp.	5,046,180	342,030
Exelon Corp.	3,093,720	121,026
FirstEnergy Corp.	5,002,728	251,237
PG&E Corp.	6,696,000	309,087
PPL Corp.	1,000,000	28,900
Public Service Enterprise Group Inc.	3,255,000	108,196
Questar Corp.	420,000	8,547
Southern Co.	2,000,000	96,300
Xcel Energy Inc.	4,365,000	127,895
		1,719,579

MISCELLANEOUS — 2.44%
Other common stocks in initial period of acquisition		536,808

Total common stocks (cost: $15,329,440,000)		$19,053,659

Preferred stocks — 0.05%

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		11,227

Total preferred stocks (cost: $10,004,000)		11,227

Convertible securities — 0.15%	Shares

UTILITIES — 0.15%
PPL Corp. 9.50% convertible preferred 2013, units	600,000	32,610

Total convertible securities (cost: $30,948,000)		32,610

	Principal amount
Bonds & notes — 2.96%	(000)

ENERGY — 0.03%
Enbridge Energy Partners, LP 5.35% 2014	$5,075	5,501

CONSUMER DISCRETIONARY — 0.52%
Federated Department Stores, Inc. 7.45% 2017	20,000	24,671
Staples, Inc. 9.75% 2014	81,450	90,770
		115,441

FINANCIALS — 1.97%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,186
American Express Bank 5.55% 2012	28,250	28,544
American Express Centurion Bank 5.55% 2012	18,870	19,071
American Express Co. 5.50% 2016	2,825	3,272
American Express Co. 6.15% 2017	745	903
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)2	1,665	1,796
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)2	1,665	1,799
Citigroup Inc. 6.125% 2017	5,000	5,719
ERP Operating LP 5.125% 2016	2,400	2,659
ERP Operating LP 5.375% 2016	6,455	7,336
ERP Operating LP 5.75% 2017	39,855	47,045
ERP Operating LP 6.584% 2015	3,500	3,949
ERP Operating LP 7.125% 2017	5,000	5,982
JPMorgan Chase & Co. 4.75% 2013	5,000	5,152
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)2	123,654	136,936
MetLife Global Funding I 5.125% 20143	3,000	3,224
UDR, Inc., Series A, 5.25% 2015	5,000	5,370
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)2	131,826	148,304
		432,247

TELECOMMUNICATION SERVICES — 0.12%
Verizon Communications Inc. 5.55% 2014	5,000	5,349
Verizon Communications Inc. 8.50% 2018	15,000	20,927
		26,276

UTILITIES — 0.11%
FPL Group Capital, Inc. 7.875% 2015	20,000	24,122

MORTGAGE-BACKED OBLIGATIONS4 — 0.09%
Fannie Mae 4.00% 2024	9,415	10,066
Fannie Mae 4.50% 2024	9,052	9,734
		19,800

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.12%
Fannie Mae 2.50% 2014	25,775	26,821

Total bonds & notes (cost: $566,480,000)		650,208

Short-term securities — 9.74%

Abbott Laboratories 0.14% due 8/13/20123	30,000	29,999
Becton, Dickinson and Co. 0.13% due 9/12/2012	20,000	19,997
Coca-Cola Co. 0.18%–0.23% due 8/20–11/14/20123	123,000	122,948
Fannie Mae 0.09%–0.16% due 9/4/2012–1/23/2013	670,200	669,872
Federal Farm Credit Banks 0.14%–0.19% due 9/27/2012–2/14/2013	169,500	169,429
Federal Home Loan Bank 0.13%–0.15% due 10/17–11/19/2012	97,000	96,968
Freddie Mac 0.07%–0.18% due 8/1/2012–2/14/2013	258,250	258,165
General Electric Co. 0.15% due 8/1/2012	7,000	7,000
Google Inc. 0.14% due 8/14/20123	35,200	35,197
John Deere Credit Ltd. 0.16% due 8/7/20123	13,800	13,799
Medtronic Inc. 0.12% due 8/23/20123	28,300	28,298
Merck & Co. Inc. 0.13% due 9/10/20123	50,000	49,993
Paccar Financial Corp. 0.12% due 8/23/2012	20,000	19,998
Private Export Funding Corp. 0.22% due 8/13/20123	14,700	14,699
Procter & Gamble Co. 0.12%–0.14% due 8/13–9/24/20123	136,100	136,085
Regents of the University of California 0.15% due 8/16/2012	28,173	28,171
Straight-A Funding LLC 0.18% due 8/8–10/22/20123	123,600	123,565
U.S. Treasury Bills 0.07%–0.143% due 8/9/2012–2/7/2013	253,500	253,443
Variable Funding Capital Corp. 0.15%–0.17% due 8/28–9/12/20123	65,000	64,988

Total short-term securities (cost: $2,142,604,000)		2,142,614

Total investment securities (cost: $18,079,476,000)		21,890,318
Other assets less liabilities		108,150

Net assets		$21,998,468

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualifed buyers. The total value of all such securities was $622,795,000, which represented 2.83% of the net assets of the fund.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$1,720,906	$—	$—	$1,720,906
Materials	929,747	—	—	929,747
Industrials	3,031,980	—	—	3,031,980
Consumer discretionary	3,025,296	—	—	3,025,296
Consumer staples	1,079,733	—	—	1,079,733
Health care	2,499,873	—	—	2,499,873
Financials	1,365,951	—	—	1,365,951
Information technology	1,850,066	—	—	1,850,066
Telecommunication services	1,293,720	—	—	1,293,720
Utilities	1,719,579	—	—	1,719,579
Miscellaneous	536,808	—	—	536,808
Preferred stocks	11,227	—	—	11,227
Convertible securities	32,610	—	—	32,610
Bonds & notes	—	650,208	—	650,208
Short-term securities	—	2,142,614	—	2,142,614
Total	$19,097,496	$2,792,822	$—	$21,890,318

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,169,871
Gross unrealized depreciation on investment securities	(364,541)
Net unrealized appreciation on investment securities	3,805,330
Cost of investment securities for federal income tax purposes	18,084,988

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-903-0912O-S32883

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: September 28, 2012

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: September 28, 2012